[GRAPHIC OMITTED]

      Smith Barney Principal
      Return Fund

      Zeros Plus
      Emerging Growth
      Series 2000

      ------------------
      SEMI-ANNUAL REPORT
      ------------------

      May 31, 1999

      Smith Barney Mutual Funds

Smith Barney
Principal Return
Fund

[PHOTO OMITTED]

HEATH B. MCLENDON
Chairman

[PHOTO OMITTED]

RICHARD A. FREEMAN
Vice President and Investment Officer

Dear Shareholder:

We are pleased to present the semi-annual report for the Smith Barney Principal Return Fund Zeros Plus Emerging Growth Series 2000 ("Fund") for the period ended May 31, 1999. For your convenience, we have summarized the Fund's investment strategy over this period. A comprehensive summary of performance and current holdings can be found in the appropriate sections that follow.

Performance Update

The Fund seeks to return the principal amount of each shareholder's original investment (including any sales charges paid) on or about February 28, 2000, by investing a portion of its assets in zero-coupon U.S. Treasury bonds. (A zero-coupon bond is a bond where no periodic interest payments are made. Investors buy the bond at a discounted price and receive one payment at maturity.)

In addition, the Fund, to the extent consistent with its objective, seeks to provide long-term appreciation of capital by investing the balance of its assets primarily in the stocks of emerging-growth companies. These emerging growth companies are typically small-to-medium-sized firms that we believe have significant profit potential during a two to three year period.

For the six months ended May 31, 1999, the Fund posted a total return of 8.32%. For the same period the Russell 2000 Index and the Value Line Composite Geometric Index, two measures of performance that are more representative of the stock portion of the Fund's portfolio, reported gains of 11.03% and 6.16%, respectively. The Lehman Brothers Intermediate Term Government Bond Index posted a negative 0.23% in the most recent six-month period. Emerging growth stocks currently comprise approximately 44% of the net assets of the Fund with the balance accounted for by zero-coupon U.S. Treasury bonds.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                             1

Market Overview

The past six months under review marked a recovery from some of the most volatile times for the fixed income as well as equity markets this past decade. The three interest-rate reductions instituted by the Federal Reserve Board ("Fed") beginning in September of 1998, led to a restoration of confidence in the equity and corporate bond markets. The U.S. economy displayed considerable resilience during and after the July through September 1998 market turmoil and actually witnessed an acceleration in GDP growth thanks in large part to the benefits of the "wealth effect" from the recovery in the stock market.

Once again, the major beneficiaries of the improving equity market climate were the large-capitalization stocks with most of their indices reaching all-time highs this spring. While remaining below the highs reached in April of 1998, the Russell 2000 Index has begun to outperform some of the large capitalization indices, such as the S&P 500 average with the latter's heavy concentration of companies that had enjoyed several years of unprecedented outperformance. While many analysts have pointed to the historical relative undervaluation of small- and mid-capitalization company stocks for several years, a recent slowdown in growth for a number of widely owned large-cap companies has investors wondering whether the large-cap versus small-cap premium has not grown too wide. With so many smaller companies selling at such attractive valuations, we have seen an increase in acquisition activity in this area. One of our technology stocks, VLSI, a semiconductor company, accepted a takeover offer from the Dutch conglomerate Phillips, at a significant premium to its value prior to the offer.

While the Fed's interest rate reductions had the desirable effect of stabilizing and then improving the outlook for the stock market, long-term interest rates have increased considerably since the fall, as bond investors focus on an economy that many, including the Fed, now view as being too strong with the potential to cause an increase in the rate of inflation, the ultimate villain of long-term bonds and correspondingly, equities. It should be noted that our zero-coupon bonds should be relatively insensitive to moves in long-term rates since they are of fairly short duration at this point and have a maturity of about nine months. We believe that the increase in long-term interest rates from 4.75% in the fall, to the recent 6.00% level will eventually act to slow the U.S. economy but not before the Fed may act to remove some of the liquidity it added to the system last year.


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

Investment Strategy and Market Outlook

During the Fund's remaining months, we intend to emphasize primarily young, innovative companies in dynamic industries that we believe possess above-average earnings growth potential. Moreover, nearly 55% of the Fund is invested in U.S. Treasury securities that can help cushion the downside during a difficult market for emerging growth stocks such as recently experienced.

One of the most rapidly growing and most publicized technologies to emerge in the twentieth century is the Internet and all the ancillary businesses that it affects. With a user base numbering in the tens of millions, it has reached critical mass faster than radio, television and cellular telephones, three of this century's most important technological advances.

Two companies in the Fund, C-COR Electronics and Adaptive Broadband, may play an important role in helping facilitate the growth of the Internet. C-COR Electronics is a leading factor in supplying the hardware needed to modernize the cable television infrastructure, judged by many experts as the most effective means to rapidly deliver the Internet into the home. Adaptive Broadband supplies equipment that facilitates the wireless transmission of voice, video, data and the Internet from point to multipoint customers.

A recent debate has surfaced as to whether growth or value stocks will outperform over the next year. We do not profess to know the answer but, we always try to identify those growth companies that can best control their own destinies. In the case of our aforementioned acquisition of VLSI, we had believed that if Wall Street had not recognized the value of this company on the stock market, investors would come along and monetize the value for us.

For the remainder of this century, Fed monetary policy and its impact on market psychology should have an important impact on equity values. Unless long-term rates decline below the recent 6.00% level, it is unlikely that the market can continue to enjoy an increase in its historically high price/earnings ratio. In this environment, it will be of paramount importance to own only those companies that we believe have the potential to meet or exceed expectations.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                             3

Thank you for your confidence in our investment management approach. We look forward to helping you pursue your financial goals in the years ahead.

Sincerely,


/s/ Heath B. McLendon                      /s/ Richard A. Freeman

Heath B. McLendon                          Richard A. Freeman
Chairman                                   Vice President and
                                           Investment Officer

July 7, 1999


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

-----------------------------------------------------------------------------
Historical Performance
-----------------------------------------------------------------------------
                        Net Asset Value
                      --------------------
                      Beginning     End      Income    Capital Gain     Total
Period Ended          of Period  of Period  Dividends  Distributions  Returns(1)
=============================================================================
5/31/99                  $8.07     $8.47     $0.26        $0.00          8.32%+
-----------------------------------------------------------------------------
11/30/98                  8.46      8.07      0.31         0.49          5.05
-----------------------------------------------------------------------------
11/30/97                  8.63      8.46      0.00         1.23         12.28
-----------------------------------------------------------------------------
11/30/96                  9.28      8.63      0.57         0.22          1.55
-----------------------------------------------------------------------------
11/30/95                  8.15      9.28      0.27         0.35         22.17
-----------------------------------------------------------------------------
11/30/94                  9.00      8.15      0.34         0.50         (0.20)
-----------------------------------------------------------------------------
11/30/93                  8.16      9.00      0.29         0.09         15.72
-----------------------------------------------------------------------------
11/30/92                  7.57      8.16      0.10         0.00          9.15
-----------------------------------------------------------------------------
8/30/91* - 11/30/91       7.60      7.57      0.00         0.00         (0.39)+
=============================================================================
Total                                        $2.14        $2.88
=============================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------
                                                 Without             With
                                            Sales Charges(1)   Sales Charges(2)
================================================================================
Six Months Ended 5/31/99+                          8.32%            2.96%
--------------------------------------------------------------------------------
Year Ended 5/31/99                                11.52             5.90
--------------------------------------------------------------------------------
Five Years Ended 5/31/99                          10.72             9.59
--------------------------------------------------------------------------------
8/30/91* through 5/31/99                           9.28             8.56
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------
                                                                   Without
                                                              Sales Charges(1)
================================================================================
8/30/91* through 5/31/99                                            99.04%
================================================================================
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, shares reflect the deduction of the maximum initial sales charge of 5.00%.
+ Total return is not annualized, as it may not be representative of the total return for the year.
*     Commencement of operations.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                             5

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of the
                     Zeros Plus Emerging Growth Series 2000
                       vs. Value Line Composite Index and
            Lehman Brothers Intermediate Term Government Bond Index+

                             August 1991 -- May 1999

                               [GRAPHIC OMITTED]

+ Hypothetical illustration of $10,000 invested in shares of the Zeros Plus Emerging Growth Series 2000 from August 30, 1991 (commencement of operations), assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through May 31, 1999. The Value Line Composite Index - Geometric, composed of approximately 1,700 stocks, is a geometric average of the daily price percentage change in each stock covering both large and small capitalized companies. The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. Government Treasury and Agency securities. These indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Investors may not invest directly in an index.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                                    May 31, 1999
--------------------------------------------------------------------------------

Common Stock Industry Breakdown
(as a percentage of total common stock)

[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Telecommunications 22.0%

Biotechnology 20.8%

Capital Goods 13.3%

Drug Delivery 2.4%

Technology 18.8%

Pharmaceuticals 22.7%

                                                              Percentage of
Top Ten Holdings                                            Total Investments
================================================================================
U.S. Treasury Strips                                              54.9%
C-COR Electronics, Inc.                                            6.2
Tyco International Ltd.                                            5.9
IDEC Pharmaceuticals Corp.                                         5.3
Chiron Corp.                                                       4.2
Genzyme Corp. - General Division                                   3.9
Adaptive Broadband Corp.                                           3.5
Quantum Corp.                                                      3.3
Forest Laboratories, Inc.                                          2.8
Excel Technology, Inc.                                             2.6
================================================================================


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                             7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                 May 31, 1999
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
COMMON STOCK -- 44.1%
Biotechnology -- 9.2%
     95,000    Chiron Corp.*                                          $2,006,875
    100,000    Gensia Sicor Inc.*                                        450,000
     46,000    Genzyme Corp. - General Division*                       1,865,875
      3,000    Genzyme Corp. - Tissue Repair*                              7,125
      5,402    Genzyme - Molecular Oncology*                              19,245
--------------------------------------------------------------------------------
                                                                       4,349,120
--------------------------------------------------------------------------------
Capital Goods -- 5.9%
     32,000    Tyco International Ltd.                                 2,796,000
--------------------------------------------------------------------------------
Drug Delivery -- 1.0%
    100,000    Advanced Polymer Systems, Inc.*                           500,000
-------------------------------------------------------------------------------
Pharmaceuticals -- 10.0%
     28,000    Forest Laboratories, Inc., Class A Shares               1,333,500
     50,000    IDEC Pharmaceuticals Corp.*                             2,521,875
     45,000    Vertex Pharmaceuticals Inc.*                              902,813
--------------------------------------------------------------------------------
                                                                       4,758,188
--------------------------------------------------------------------------------
Technology -- 8.3%
    100,000    Excel Technology, Inc.*                                 1,250,000
     80,000    Quantum Corp.*                                          1,585,000
     50,000    Tech-Sym Corp.*                                         1,096,875
--------------------------------------------------------------------------------
                                                                       3,931,875
--------------------------------------------------------------------------------
Telecommunications -- 9.7%
    104,500    Adaptive Broadband Corp.*                               1,658,937
    125,050    C-COR Electronics, Inc.*                                2,954,306
--------------------------------------------------------------------------------
                                                                       4,613,243
--------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost -- $10,074,991)                                   20,948,426
================================================================================
      FACE
     AMOUNT                         SECURITY                             VALUE
================================================================================
U.S. TREASURY STRIPS -- 54.9%
$27,000,000   U.S. Treasury Strips, zero coupon due 2/15/00
              (Cost -- $25,512,500)                                   26,056,890
================================================================================
REPURCHASE AGREEMENT -- 1.0%
    474,000   J.P. Morgan Securities, Inc., 4.800% due
              6/1/99; Proceeds at maturity -- $474,253;
              (Fully collateralized by U.S. Treasury Notes
              and Bonds, 5.625% to 12.750% due 5/15/01
              to 5/15/17; Market value -- $483,481)
              (Cost -- $474,000)                                         474,000
================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $36,061,491**)                                $47,479,316
================================================================================
*     Non-income producing security.
**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                     May 31, 1999
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost -- $36,061,491)                       $47,479,316
   Cash                                                                      395
   Interest receivable                                                        63
--------------------------------------------------------------------------------
   Total Assets                                                       47,479,774
--------------------------------------------------------------------------------
LIABILITIES:
   Investment advisory fees payable                                       13,916
   Administration fees payable                                             6,958
   Accrued expenses                                                       25,867
--------------------------------------------------------------------------------
   Total Liabilities                                                      46,741
--------------------------------------------------------------------------------
Total Net Assets                                                     $47,433,033
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                        $     5,602
   Capital paid in excess of par value                                32,298,180
   Undistributed net investment income                                   777,501
   Accumulated net realized gain from security transactions            2,933,925
   Net unrealized appreciation of investments                         11,417,825
--------------------------------------------------------------------------------
Total Net Assets                                                     $47,433,033
================================================================================
Shares Outstanding                                                     5,601,818
--------------------------------------------------------------------------------
Net Asset Value (and redemption price)                               $      8.47
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                             9

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1999

INVESTMENT INCOME:
   Interest                                                          $ 1,042,137
   Dividends                                                               1,825
--------------------------------------------------------------------------------
   Total Investment Income                                             1,043,962
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                      96,974
   Distribution fees (Note 2)                                             60,609
   Administration fees (Note 2)                                           48,487
   Shareholder and system servicing fees                                  28,647
   Audit and legal                                                        12,702
   Shareholder communications                                              7,357
   Trustees' fees                                                          6,866
   Custody                                                                 3,186
   Other                                                                   1,393
--------------------------------------------------------------------------------
   Total Expenses                                                        266,221
--------------------------------------------------------------------------------
Net Investment Income                                                    777,741
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                               6,839,178
     Cost of securities sold                                           4,156,976
--------------------------------------------------------------------------------
   Net Realized Gain                                                   2,682,202
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                              10,947,320
     End of period                                                    11,417,825
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                               470,505
--------------------------------------------------------------------------------
Net Gain on Investments                                                3,152,707
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $ 3,930,448
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1999 (unaudited) and the Year Ended November 30, 1998

                                                             1999            1998
===================================================================================
OPERATIONS:
  Net investment income                                $    777,741    $  1,755,896
  Net realized gain                                       2,682,202       2,958,032
  Increase (decrease) in net unrealized appreciation        470,505      (2,131,525)
-----------------------------------------------------------------------------------
  Increase in Net Assets From Operations                  3,930,448       2,582,403
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                  (1,561,748)     (2,125,380)
  Net realized gains                                             --      (2,872,512)
-----------------------------------------------------------------------------------
  Decrease in Net Assets From
  Distributions to Shareholders                          (1,561,748)     (4,997,892)
-----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net asset value of shares issued for
    reinvestment of dividends                             1,513,905       4,872,682
  Cost of shares reacquired                              (6,483,204)    (11,261,322)
-----------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                              (4,969,299)     (6,388,640)
-----------------------------------------------------------------------------------
Decrease in Net Assets                                   (2,600,599)     (8,804,129)

NET ASSETS:
  Beginning of period                                    50,033,632      58,837,761
-----------------------------------------------------------------------------------
  End of period*                                       $ 47,433,033    $ 50,033,632
===================================================================================
* Includes undistributed net investment income of:     $    777,501    $  1,561,508
===================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            11

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Zeros Plus Emerging Growth Series 2000 ("Fund") is a separate investment fund of the Smith Barney Principal Return Fund ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are not currently offered for sale to new investors. The Trust consists of this Fund and one other fund: Security and Growth Fund. The financial statements and financial highlights for the other fund are presented in a separate semi-annual report.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities (other than short-term securities) are valued at the quoted bid price in the over-the-counter market; investment in securities for which market quotations are not available are valued at fair value as determined by the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) dividend income is recorded on the ex-dividend date; foreign income dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

accepted accounting principles; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser of the Fund. The Fund pays SSBC an investment advisory fee calculated at an annual rate of 0.40% of the average daily net assets. SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. These fees are calculated daily and paid monthly.

CFBDS, Inc. acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the primary broker for the Fund's portfolio agency transactions. For the six months ended May 31, 1999, SSB did not receive any brokerage commissions.

Pursant to a Distribution Plan, the Fund pays SSB a service fee calculated at an annual rate of 0.25% of the average daily net assets.

All officers and one Trustee of the Trust are employees of SSB.

3. Investments

During the six months ended May 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                                     --
--------------------------------------------------------------------------------
Sales                                                                 $6,839,178
================================================================================


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            13

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At May 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

===============================================================================
Gross unrealized appreciation                                      $ 12,030,455
Gross unrealized depreciation                                          (612,630)
-------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 11,417,825
===============================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. govern ment securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Shares of Beneficial Interest

At May 31, 1999, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund and Security and Growth Fund, each constitutes a sub-trust under the Master Trust Agreement.

Transactions in shares of the Fund were as follows:

                                      Six Months Ended            Year Ended
                                       May 31, 1999           November 30, 1998
===============================================================================
Shares issued on reinvestment              189,951                604,422
Shares redeemed                           (785,072)            (1,365,032)
-------------------------------------------------------------------------------
Net Decrease                              (595,121)              (760,610)
===============================================================================


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each year ended November 30, except where noted:

                                     1999(1)        1998         1997         1996         1995         1994
============================================================================================================
Net Asset Value,
  Beginning of Period            $   8.07       $   8.46     $   8.63     $   9.28     $   8.15     $   9.00
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income              0.15           0.28         0.28         0.30         0.27         0.27
  Net realized and unrealized
    gain (loss)                      0.51           0.13         0.78        (0.16)        1.48        (0.28)
------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                    0.66           0.41         1.06         0.14         1.75        (0.01)
------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income             (0.26)         (0.31)          --        (0.57)       (0.27)       (0.34)
  Net realized gains                   --          (0.49)       (1.23)       (0.22)       (0.35)       (0.50)
------------------------------------------------------------------------------------------------------------
Total Distributions                 (0.26)         (0.80)       (1.23)       (0.79)       (0.62)       (0.84)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $   8.47       $   8.07     $   8.46     $   8.63     $   9.28     $   8.15
------------------------------------------------------------------------------------------------------------
Total Return                         8.32%++        5.05%       12.28%        1.55%       22.17%       (0.20)%
------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)       $     47       $     50     $     59     $     65     $     77     $     75
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                           1.10%+         1.10%        1.05%        1.11%        1.17%        1.15%
  Net investment income              3.21+          3.30         3.15         3.15         3.12         3.27
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 0%             0%           0%           0%           6%           1%
============================================================================================================

(1)   For the six months ended May 31, 1999 (unaudited).
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            15

                                                            SALOMON SMITH BARNEY
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Trustees

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

John F. White, Emeritus

Officers

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Richard A. Freeman
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Manager

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

This report is submitted for the general informa tion of the shareholders of Smith Barney Principal Return Fund -- Zeros Plus Emerging Growth Series 2000. It is not authorized for distribu tion to prospective investors unless accom panied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other perti nent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Principal Return Fund
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD2403 7/99





      [GRAPHIC OMITTED]

      Smith Barney Principal
      Return Fund

      Security and
      Growth Fund

      ------------------
      SEMI-ANNUAL REPORT
      ------------------

      May 31, 1999

      Smith Barney Mutual Funds

Smith Barney
Principal Return
Fund

[PHOTO OMITTED]
HEATH B. MCLENDON

Chairman

[PHOTO OMITTED]
JOHN G. GOODE

Vice President and
Investment Officer

Dear Shareholder:

We are pleased to present the semi-annual report for the Smith Barney Principal Return Fund - Security and Growth Fund ("Fund") for the period ended May 31, 1999. In this report, we comment on how your Fund has performed as well as our near-term expectations for the financial markets. For your convenience, a detailed summary of the historical performance as well as its current holdings can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update

For the six months ended May 31, 1999, the Fund returned 5.28%, excluding sales charges. The zero coupon bonds held in the portfolio were approximately 57% of the Fund's total investments. (Zero coupon bonds are bonds that do not pay interest. These bonds are sold at a discount to their face value, which is determined by the stated interest rate. The difference between the discounted issue price and face value represents income earned.)

Currently the portfolio holds 57% of its assets in zero coupon strips, maturing in the year 2005. These are held in order to assure that sufficient assets are available to return an investor's original principal in the unlikely event all common stocks in the portfolio were to lose 100% of their value. The remaining 43% of assets are invested in a portfolio of small- and mid-cap stocks.

Zero Coupon Bonds -- Maturity 2005

In the first week of October 1998, 89% of investors were bullish on bonds, according to one financial institution that tracks sentiment readings in the bond market. This is the highest figure we have seen, by a wide margin, in the last decade. With the last bull market for bonds, in effect, having been identified, bonds began to confound the consensus,


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            1
with long rates moving from well below 5% to about 6%. Although the Fund's holdings of zero coupon bonds have a maturity of only about six years, the increase in interest rates did cause the price for the zeros held in the portfolio to decline in the last six months' time. Prior to that, interest rates had been declining, which provided a modest amount of upside to the portfolio.

Currently, long-term interest rates are at 6% and the bullish consensus on bonds has recently fallen to less than 30%, a low number when one looks at the record over the last ten years. We suspect that bonds could mount a rally in the next few months and that the zero coupon component of the portfolio should do better than the period since October.

Common Stocks

Included with this letter is a listing of our holdings in common stocks. Approximately 65% of the common stocks in the Fund's portfolio are mid-cap in size with market capitalizations of $1-$5 billion. About 34% of the common stocks in the Fund's portfolio are in small-cap stocks in market capitalization. Our heaviest portfolio industry concentrations are in technology and basic materials.

The calendar year 1998 was a difficult one for managers of small- and mid-cap portfolios. In a year in which the S&P 500 posted a 28% gain, indexes such as the Russell 2000 actually declined a few percentage points. Unweighted indexes such as the Value Line Index also showed that the average stock was in its own private bear market. Another feature of the market, until recently, was the fact that only a few stocks accounted for a disproportionate share of the gains reported by many indexes. Finally, the Asian crisis and its effect on many developing parts of the world such as Latin America caused many investors in 1998 to abandon smaller companies in favor of "safe haven" investments in the largest, most liquid companies.

Several months ago, the gap in values between large- and smaller-capitalization companies was wider than at any time in our experience. However, Alan Greenspan and his associates around the world clearly favor policies to promote "reflation," that is, higher growth rates for world GDP. In most parts of the world, monetary and fiscal policies are being used to stimulate growth. The stock market has begun to recognize that reflation would be bullish for smaller and economically sensitive companies of the type held by the Fund. Since the beginning of 1999, our equity holdings have advanced nearly 25% in price.


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

It is our belief that small- and mid-cap stocks will do much better than larger-capitalization companies over the next three to five years. During the last five years, P/E ratios doubled for the S&P 500, rising from about 14x in 1994 to approximately 30x at present. Fully 15% of the annual returns to the S&P in the last five years have come from P/E expansion. In our judgment, it is unlikely that P/E expansion will continue into the future and that the S&P 500 index will track underlying earnings growth rates of 6% - 8%.

In this environment, we believe smaller and mid-cap stocks can appreciate much faster. Lower P/E ratios allow some room for expansion and many investors are underweighted or not even represented in smaller companies. Secondly, many smaller companies could well be acquired because of their favorable combination of value and improving business prospects in a reflationary world economy. Finally, many companies, recognizing their stocks are undervalued, have been buying back shares. Even modest, positive money flows into the small- and mid-cap arena could produce meaningful gains in share price.

Portfolio Changes

In the last year, significant new purchases of stocks included Union Pacific Resources and Apache. Both stocks were purchased earlier this year when most investors were negative on energy issues in general. Both companies should benefit from the compelling supply/demand situation developing for domestic natural gas.

Another important addition to the portfolio was Foundation Health Systems, a leading HMO (health maintenance organization). With higher contract prices for its services now being allowed, this company's share price has improved rather dramatically in the last few months.

Other notable additions to the portfolio include IMC Global, St. Joe Company, American Greetings, PMI Group, Clayton Homes, Waddell & Reed, Autodesk, Rexall Sundown, CMAC Investment, Pier 1 Imports, Rostelecom, and Santa Cruz Operation.

Sales or reductions in positions occurred for Adobe Systems, Optical Coating Laboratory and Macromedia. These were reduced or sold because they had reached or exceeded our price objectives. Several positions with a great sensitivity to foreign markets also were sold during the year. Domestic companies in the small- and mid-cap area have very attractive valuations without the political and economic risks often associated with foreign securities.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            3

Final Comments

It appears that both the bond and stock components of the portfolio may begin to move in the same direction in the next few quarters. An improvement in the bond market and continued broadening of the stock market would be beneficial to the Fund's portfolio. We feel strongly that our holdings of small and mid-cap stocks will outperform most indexes in the next three to five years.

Thank you for your investment in the Smith Barney Principal Return Fund - Security and Growth Fund.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman

/s/ John G. Goode

John G. Goode
Vice President and
Investment Officer

June 10, 1999


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                      Net Asset Value
                      ---------------
                    Beginning     End      Income     Capital Gain      Total
Period Ended        of Period  of Period  Dividends   Distributions   Returns(1)
================================================================================
5/31/99               $ 8.73     $ 8.87     $0.31        $0.00          5.28%+
--------------------------------------------------------------------------------
11/30/98               10.12       8.73      0.28         0.08        (10.43)
--------------------------------------------------------------------------------
11/30/97               10.22      10.12      0.03         1.75         16.42
--------------------------------------------------------------------------------
11/30/96               10.68      10.22      0.62         0.99         11.15
--------------------------------------------------------------------------------
3/30/95* - 11/30/95     9.60      10.68      0.00         0.14         12.70+
================================================================================
Total                                       $1.24        $2.96
================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------
                                                Without             With
                                             Sales Charges(1)   Sales Charges(2)
================================================================================
Six Months Ended 5/31/99+                        5.28%               1.11%
--------------------------------------------------------------------------------
Year Ended 5/31/99                              (1.80)              (5.73)
--------------------------------------------------------------------------------
3/30/95* through 5/31/99                         7.94                6.88
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------
                                                                   Without
                                                                Sales Charge(1)
================================================================================
3/30/95* through 5/31/99                                            37.52%
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, shares reflect the deduction of the maximum initial sales charge of 4.00%.
+ Total return is not annualized, as it may not be representative of the total return for the year.
*     Commencement of operations.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            5

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of the
               Security and Growth Fund vs. Russell 2000 Index and
            Lehman Brothers Intermediate Term Government Bond Index+
--------------------------------------------------------------------------------
                             March 1995 -- May 1999

                                [GRAPHIC OMITTED]

  [The following table was depicted as a line graph in the printed material.]

                                                                   Lehman Brothers Intermediate
             Security and Growth Fund      Russell 2000 Index      Term Government Bond Index
3/30/95
11/95
11/96
11/97
11/98
5/31/99               $17,834                   $13,202                    $13,276

+ Hypothetical illustration of $10,000 invested in shares of the Security and Growth Fund from March 30, 1995 (commencement of operations), assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through May 31, 1999. The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. Government Treasury and Agency Securities. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies with less than average growth orientation whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ. The indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Investors may not invest directly in an index.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                 May 31, 1999
--------------------------------------------------------------------------------

       SHARES                         SECURITY                            VALUE
================================================================================
COMMON STOCK -- 42.6%
Basic Materials -- 2.9%
      120,000   RTI International Metals, Inc. (a)(b)                 $1,597,500
       50,000   Wolverine Tube Inc. (a)                                1,190,625
--------------------------------------------------------------------------------
                                                                       2,788,125
--------------------------------------------------------------------------------
Building - Mobile Homes -- 0.6%
       50,000   Clayton Homes Inc.                                       571,875
--------------------------------------------------------------------------------
Business Services -- 1.2%
      150,000   United Road Services Inc. (a)                          1,162,500
--------------------------------------------------------------------------------
Chemicals - Specialty -- 1.9%
       50,000   Englehard Corp. (b)                                    1,012,500
       40,000   IMC Global Inc.                                          837,500
--------------------------------------------------------------------------------
                                                                       1,850,000
--------------------------------------------------------------------------------
Computer Peripheral -- 3.1%
      150,000   Quantum Corp. (a)                                      2,971,875
--------------------------------------------------------------------------------
Computer Software -- 7.8%
       50,000   Adobe Systems, Inc.                                    3,706,250
       10,000   Autodesk Inc. (a)                                        276,250
      605,000   Geoworks Corp. (a)(b)                                  1,436,875
      250,000   Inprise Corp. (a)(b)                                     921,875
      200,000   Santa Cruz Operation Inc. (a)                          1,187,500
--------------------------------------------------------------------------------
                                                                       7,528,750
--------------------------------------------------------------------------------
Consumer Products -- 1.7%
       20,000   American Greetings Corp.                                 572,500
      100,000   Pier 1 Imports Inc. (b)                                1,106,250
--------------------------------------------------------------------------------
                                                                       1,678,750
--------------------------------------------------------------------------------
Electronics Semiconductor -- 5.6%
      439,500   California Micro Devices Corp. (a)                       988,875
      400,000   Cypress Semiconductor Corp. (a)                        4,450,000
--------------------------------------------------------------------------------
                                                                       5,438,875
--------------------------------------------------------------------------------
Financial -- 3.3%
       30,000   CMAC Investment Corp. (a)                              1,516,875
       20,000   The PMI Group Inc.                                     1,170,000
       20,000   Waddell & Reed Financial Inc. (b)                        482,500
--------------------------------------------------------------------------------
                                                                       3,169,375
--------------------------------------------------------------------------------
Manufacturing - Special -- 2.1%
       30,000   Optical Coating Laboratory Inc.                        1,946,250
    4,090,908   Power Spectra Inc. (a)(c)                                 40,909
    2,000,000   Power Spectra Inc. (a)(c)(d)                              20,000
--------------------------------------------------------------------------------
                                                                       2,007,159
--------------------------------------------------------------------------------
Medical - HMO -- 3.7%
      200,000   Foundation Health Systems Inc. (a)                     3,575,000
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.



--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    May 31, 1999
--------------------------------------------------------------------------------

       SHARES                         SECURITY                            VALUE
================================================================================

Medical Biotechnology -- 2.4%
      285,000   Onyx Pharmaceuticals Inc. (a)                        $ 2,280,000
--------------------------------------------------------------------------------
Medical Supplies -- 0.6%
      565,900   Metra Bio Systems Inc. (a)                               601,269
--------------------------------------------------------------------------------
Oil & Gas - Domestic -- 3.5%
    1,035,000   Abacan Resource Corp. (a)                                160,425
       50,000   Apache Corp.                                           1,800,000
      100,000   Union Pacific Resources Inc.                           1,393,750
--------------------------------------------------------------------------------
                                                                       3,354,175
--------------------------------------------------------------------------------
Real Estate -- 0.6%
       20,000   The St. Joe Co.                                          546,250
--------------------------------------------------------------------------------
Telecommunications - Equpiment -- 0.9%
      100,000   Premisys Communications Inc. (a)                         868,750
--------------------------------------------------------------------------------
Telecommunications - Service -- 0.3%
       50,000   Rostelecom-Sponsored ADR (b)                             334,375
--------------------------------------------------------------------------------
Vitamins - Nutrition -- 0.4%
       25,000   Rexall Sundown Inc. (a)                                  426,562
--------------------------------------------------------------------------------
                TOTAL COMMON STOCK
                (Cost -- $46,007,417)                                 41,153,665
================================================================================
      FACE
     AMOUNT                        SECURITY                               VALUE
================================================================================
U.S. TREASURY STRIPS -- 57.3%
  $79,000,000    U.S. Treasury Strips, zero coupon due 8/15/05
                (Cost -- $50,422,085)                                 55,431,930
================================================================================
REPURCHASE AGREEMENT -- 0.1%
       99,000   J.P. Morgan Securities, Inc., 4.800% due 6/1/99;
                Proceeds at maturity -- $99,053; (Fully
                collateralized by U.S. Treasury Notes & Bonds,
                5.625% to 12.750% due 5/15/01 to 5/15/17; Market
                value -- $100,980)(Cost -- $99,000)                       99,000
================================================================================
                TOTAL INVESTMENTS -- 100%
                (Cost -- $96,528,502*)                               $96,684,595
================================================================================

(a)   Non-income producing security.
(b)   All or a portion of this security is on loan (See Note 7).
(c)   Security is valued by the Fund's Board of Trustees (See Note 6).
(d) Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                    May 31, 1999
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (Cost -- $96,528,502)                    $ 96,684,595
    Cash                                                                     54
    Collateral for securities on loan (Note 7)                        4,897,900
    Receivable for securities sold                                    2,389,634
    Dividends and interest receivable                                     4,637
--------------------------------------------------------------------------------
    Total Assets                                                    103,976,820
--------------------------------------------------------------------------------

LIABILITIES:
    Payable for securities on loan (Note 7)                           4,897,900
    Management fees payable                                             610,275
    Payable for securities purchased                                    188,954
    Payable for Fund shares reacquired                                   58,154
    Distribution fees payable                                             2,441
    Accrued expenses                                                     54,157
--------------------------------------------------------------------------------
    Total Liabilities                                                 5,811,881
--------------------------------------------------------------------------------
Total Net Assets                                                   $ 98,164,939
================================================================================

NET ASSETS:
    Par value of shares of beneficial interest                     $     11,070
    Capital paid in excess of par value                              96,874,169
    Undistributed net investment income                               1,758,896
    Accumulated net realized loss from security transactions           (635,289)
    Net unrealized appreciation of investments                          156,093
--------------------------------------------------------------------------------
Total Net Assets                                                   $ 98,164,939
================================================================================
Shares Outstanding                                                   11,069,512
--------------------------------------------------------------------------------
Net Asset Value (and redemption price)                                    $8.87
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            9

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1999

INVESTMENT INCOME:
    Interest                                                       $  2,275,619
    Dividends                                                            47,875
--------------------------------------------------------------------------------
    Total Investment Income                                           2,323,494
--------------------------------------------------------------------------------

EXPENSES:
    Management fees (Note 2)                                            270,165
    Distribution fees (Note 2)                                          135,082
    Shareholder & system servicing fees                                  64,506
    Audit & legal                                                        14,321
    Trustees' fees                                                       12,465
    Shareholder communications                                            8,976
    Custody                                                               5,984
    Other                                                                 1,950
--------------------------------------------------------------------------------
    Total Expenses                                                      513,449
--------------------------------------------------------------------------------
Net Investment Income                                                 1,810,045
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED Gain (LOSS)
ON INVESTMENTS (NOTE 3):
    Net Realized Gain From Security Transactions
    (excluding short-term securities):
      Proceeds from sales                                            42,403,910
      Cost of securities sold                                        35,180,479
--------------------------------------------------------------------------------
    Net Realized Gain                                                 7,223,431
--------------------------------------------------------------------------------
    Change in Net Unrealized Appreciation of Investments:
      Beginning of period                                             4,058,481
      End of period                                                     156,093
--------------------------------------------------------------------------------
    Decrease in Net Unrealized Appreciation                          (3,902,388)
--------------------------------------------------------------------------------
Net Gain on Investments                                               3,321,043
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $  5,131,088
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1999 (unaudited)
and the Year Ended November 30, 1998
                                                          1999            1998
================================================================================
OPERATIONS:
   Net investment income                          $  1,810,045    $   4,661,598
   Net realized gain (loss)                          7,223,431       (7,832,521)
   Decrease in net unrealized appreciation          (3,902,388)     (15,570,740)
--------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Operations                                      5,131,088      (18,741,663)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                           (4,135,025)      (5,551,293)
    Net realized gains                                      --       (1,372,771)
--------------------------------------------------------------------------------
    Decrease in Net Assets From
      Distributions to Shareholders                 (4,135,025)      (6,924,064)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
    Net asset value of shares issued
      for reinvestment of dividends                  4,000,610        6,773,299
    Cost of shares reacquired                      (29,559,155)     (62,738,587)
--------------------------------------------------------------------------------
    Decrease in Net Assets From
      Fund Share Transactions                      (25,558,545)     (55,965,288)
--------------------------------------------------------------------------------
Decrease in Net Assets                             (24,562,482)     (81,631,015)

NET ASSETS:
    Beginning of period                            122,727,421      204,358,436
--------------------------------------------------------------------------------
    End of period*                                $ 98,164,939    $ 122,727,421
================================================================================
* Includes undistributed net investment
    income of:                                       1,758,896    $   4,083,876
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            11

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Security and Growth Fund ("Fund") is a separate investment fund of the Smith Barney Principal Return Fund ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are not currently offered for sale to new investors. The Trust consists of this Fund and one other fund: the Zeros Plus Emerging Growth Series 2000. The financial statements and financial highlights for the other fund are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are:~(a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities are valued at the quoted bid price in the over-the-counter market; investment in securities for which market quotations are not available are valued at fair value as determined by the Board of Trustees; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At November 30, 1998, reclassifications were made to the capital account to reflect permanent book/tax differences and income and gains available for

--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), through its Davis Skaggs Investment Management division, acts as investment manager of the Fund. The Fund pays SSBC a management fee calculated at an annual rate of 0.50% of the average daily net assets. This fee is calculated daily and paid monthly.

CFBDS, Inc., ("CFBDS") acts as the Fund's distributor. Pursuant to a Distribution Plan, the Fund pays CFBDS a service fee calculated at an annual rate of 0.25% of the average daily net assets.

All officers and one Trustee of the Trust are employees of SSB.

3. Investments

During the six months ended May 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $14,518,127
--------------------------------------------------------------------------------
Sales                                                                 42,403,910
================================================================================

At May 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 15,722,712
Gross unrealized depreciation                                       (15,566,619)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $    156,093
================================================================================


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            13

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At May 31, 1999, the Fund held no purchased call or put options.

When the Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended May 31, 1999, the Fund did not write any call or put options.

6. Securities Valued by the Fund's Board of Trustees

The following securities held by the Fund on May 31, 1999, are illiquid and valued at fair value in good faith by, or under the direction of, the Fund's Board of Trustees taking into consideration the appropriate economic, financial and other pertinent available information pertaining to these securities.

                                                    Value                Percentage
                      Acquisition                    Per        Fair      of Total
Security                 Date         Shares        Share      Value     Net Assets    Cost
==============================================================================================
Power Spectra Inc.      9/11/95      4,090,908      $0.01     $40,909      0.04%    $3,272,726
----------------------------------------------------------------------------------------------
Power Spectra Inc.      4/10/97      2,000,000       0.01      20,000      0.02        500,000
==============================================================================================

7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            15

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At May 31, 1999, the Fund loaned common stocks having a value of $4,363,235 and held the following collateral for loaned securities:

Security Description                                                    Value
================================================================================
Euro Time Deposits:
  Bank Brussels Lambert, 4.937% due 6/1/99                            $1,237,016
  Caisse Des Dpts ET Consignations, 4.906% due 6/1/99                  1,631,543
  Society Generale, 4.625% due 6/1/99                                    897,731
Repurchase Agreement:
  Morgan Stanley, 4.937% due 6/1/99                                    1,131,610
--------------------------------------------------------------------------------
Total                                                                 $4,897,900
================================================================================

Income earned on loaned securities for the six months ended May 31, 1999 was $14,387.

8. Shares of Beneficial Interest

At May 31, 1999, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund and the Zeros Plus Emerging Growth Series 2000 each constitute a sub-trust under the Master Trust Agreement.

Transactions in shares of the Fund were as follows:

                                        Six Months Ended          Year Ended
                                          May 31, 1999         November 30, 1998
================================================================================
Shares issued on reinvestment                 472,739                721,825
Shares reacquired                          (3,457,689)            (6,865,212)
--------------------------------------------------------------------------------
Net Decrease                               (2,984,950)            (6,143,387)
================================================================================

9. Affiliated Transactions

At May 31, 1999, the Fund owned approximately 25% of Power Spectra, Inc., which represents less than 1% of the Fund's total net assets. Therefore, under the Investment Company Act of 1940, Power Spectra would be considered an affiliate of the Fund.

10. Capital Loss Carryforwards

At November 30, 1998, the Fund had, for Federal income tax purposes, approximately $7,832,000 of capital loss carryforwards available to offset future realized gains before expiration in 2006. To the extent that these carryforward losses are used to offset gains, it is probable that the gains so offset will not be distributed.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each year ended November 30, except where noted:

                                  1999(1)        1998         1997       1996       1995(2)
=============================================================================================
Net Asset Value,
    Beginning of Period            $8.73        $10.12       $10.22     $10.68      $9.60
---------------------------------------------------------------------------------------------
Income (Loss)
From Operations:
    Net investment income           0.15          0.32         0.28       0.33       0.28
    Net realized and
      unrealized gain (loss)        0.30         (1.35)        1.40       0.82       0.94
---------------------------------------------------------------------------------------------
Total Income (Loss)
    From Operations                 0.45         (1.03)        1.68       1.15       1.22
---------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income          (0.31)        (0.28)       (0.03)     (0.62)        --
    Net realized gains                --         (0.08)       (1.75)     (0.99)     (0.14)
---------------------------------------------------------------------------------------------
Total Distributions                (0.31)        (0.36)       (1.78)     (1.61)     (0.14)
---------------------------------------------------------------------------------------------
Net Asset Value,
    End of Period                  $8.87         $8.73       $10.12     $10.22      10.68
---------------------------------------------------------------------------------------------
Total Return                        5.28%++     (10.43)%      16.42%     11.15%     12.70%++
---------------------------------------------------------------------------------------------
Net Assets,
    End of Period (000s)         $98,165      $122,727     $204,358   $244,007   $309,822
---------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
    Expenses                        0.96%+        0.94%        0.92%      0.99%      1.02%+
    Net investment income           3.40+         2.88         2.62       2.88       4.07+
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate               14%           23%          20%        43%        26%
=============================================================================================

(1)   For the six months ended May 31, 1999 (unaudited).
(2) For the period from March 30, 1995 (commencement of operations) to November 30, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Principal Return Fund                                            17

                                                            SALOMON SMITH BARNEY
                                                            --------------------
                                                    a member of citigroup [LOGO]

Trustees

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

John F. White, Emeritus

Officers

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

John G. Goode
Vice President and
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Manager

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

This report is submitted for the general information of the shareholders of Smith Barney Principal Return Fund -- Security and Growth Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Principal Return Fund
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD0951 7/99